DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 0.4%
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	0.00	% (a)(b)(c)(k)	01/17/2028	125,510

Total Collateralized Loan Obligations (Cost $396,322)					125,510

Non-Agency Residential Collateralized Mortgage Obligations - 18.0%
112,972	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.48	% (b)	03/25/2036	79,127
190,036	Alternative Loan Trust, Series 2005-J8-1A5	5.50%		07/25/2035	178,821
286,780	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.50	% (d)	10/25/2036	128,986
24,997	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	18,293
165,839	Chase Mortgage Finance Trust Series 2006-S2-1A13, Series 2006-S2-1A13	6.25%		10/25/2036	104,258
130,234	ChaseFlex Trust, Series 2007-M1-2F4	4.15	% (d)	08/25/2037	126,595
7,458	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50	% (c)	10/25/2021	7,227
119,361	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	119,897
180,119	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	140,874
56,719	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	44,356
697,213	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	159,538
10,787	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	29.48	% (e)	08/25/2037	16,003
7,715	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	28.03	% (e)	09/25/2037	8,704
119,494	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	85,904
6,610	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	4,803
65,267	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	63,982
24,444	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	20,146
42,465	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	12.02	% (c)(e)	04/15/2036	39,907
196,539	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	12.02	% (c)(e)	04/15/2036	212,504
29,881	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA2-1A3	6.00%		04/25/2037	17,398
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93	% (b)	09/25/2036	96,800
50,285	GSR Mortgage Loan Trust, Series 2006-2F-2A20 (-1 x 1 Month LIBOR USD + 11.10%, 5.00% Floor, 11.10% Cap)	11.01	% (e)	02/25/2036	49,093
497,846	Homeward Opportunities Fund Trust, Series 2020-BPL1-A2	5.44	% (c)(f)	08/25/2025	508,228
16,550	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	15,081
274,097	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	202,529
93,426	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46	% (d)	09/25/2029	74,077
43,434	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.31	% (e)(g)	08/25/2036	7,393
2,714	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	2,676
606,974	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	294,258
316,098	Lehman Mortgage Trust, Series 2007-5-11A1	5.02	% (b)	06/25/2037	264,068
86,979	Lehman XS Trust, Series 2005-1-3A3A	5.61	% (d)	07/25/2035	86,754

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
139,848	MASTR Resecuritization Trust, Series 2008-4-A1	6.00	% (b)(c)	06/27/2036	128,677
197,448	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	152,858
400,000	Progress Residential Trust, Series 2021-SFR3-G	4.25	% (c)	05/17/2026	404,159
300,000	PRPM LLC, Series 2020-1A-A2	3.97	% (c)(f)	02/25/2025	301,258
1,878	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	1,785
19,522	Residential Accredit Loans, Inc., Series 2006-QS7-A4 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	0.49%		06/25/2036	14,092
58,567	Residential Accredit Loans, Inc., Series 2006-QS7-A5 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.51	% (e)(g)	06/25/2036	8,875
35,090	Residential Accredit Loans, Inc., Series 2006-QS8-A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor)	0.54%		08/25/2036	25,481
105,271	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.46	% (e)(g)	08/25/2036	15,268
133,010	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1 (1 Month LIBOR USD + 0.58%, 0.87% Floor, 14.00% Cap)	0.96%		02/25/2034	132,043
153,974	Residential Asset Securitization Trust, Series 2005-A11-1A4	5.50%		10/25/2035	137,649
13,895	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	11,385
317,444	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	175,325
500,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A2	4.21	% (f)	09/25/2022	501,254
214,282	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.22	% (d)	10/25/2036	110,019

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $6,412,240)					5,298,408

US Government and Agency Mortgage Backed Obligations - 19.3%
31,069	Federal Home Loan Mortgage Corporation, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	6.36	% (e)(g)	01/15/2037	6,346
62,641	Federal Home Loan Mortgage Corporation, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.98	% (e)(g)	08/15/2037	10,677
15,960	Federal Home Loan Mortgage Corporation, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	6.32	% (e)(g)	11/15/2037	2,038
66,857	Federal Home Loan Mortgage Corporation, Series 3384-SG (-1 x 1 Month LIBOR USD + 6.31%, 6.31% Cap)	6.24	% (e)(g)	08/15/2036	14,645
19,158	Federal Home Loan Mortgage Corporation, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	6.11	% (e)(g)	02/15/2038	2,458
33,198	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.58	% (e)(g)	03/15/2038	4,269
282,754	Federal Home Loan Mortgage Corporation, Series 3423-TG (-1 x 1 Month LIBOR USD + 6.00%, 0.35% Cap)	0.35	% (e)(g)	03/15/2038	2,489
36,305	Federal Home Loan Mortgage Corporation, Series 3500-SA (-1 x 1 Month LIBOR USD + 5.52%, 5.52% Cap)	5.45	% (e)(g)	01/15/2039	4,635
120,884	Federal Home Loan Mortgage Corporation, Series 3523-SM (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.93	% (e)(g)	04/15/2039	18,815
8,477	Federal Home Loan Mortgage Corporation, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.88	% (e)(g)	08/15/2039	952
62,209	Federal Home Loan Mortgage Corporation, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	4.38	% (e)(g)	09/15/2040	7,888
82,256	Federal Home Loan Mortgage Corporation, Series 3758-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	5.96	% (e)(g)	11/15/2040	14,420
53,920	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	59,542
111,980	Federal Home Loan Mortgage Corporation, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.78	% (e)(g)	02/15/2041	21,209

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
38,378	Federal Home Loan Mortgage Corporation, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	5.90	% (e)(g)	07/15/2041	5,986
640,212	Federal Home Loan Mortgage Corporation, Series 4183-Z	3.00	% (h)	03/15/2043	689,159
51,808	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	6.49	% (e)(g)	10/25/2036	10,168
25,848	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	6.23	% (e)(g)	01/25/2037	5,264
191,689	Federal National Mortgage Association, Series 2007-39-AI (-1 x 1 Month LIBOR USD + 6.12%, 6.12% Cap)	6.03	% (e)(g)	05/25/2037	36,997
80,229	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.53	% (e)(g)	10/25/2036	14,382
5,473	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.66	% (e)(g)	07/25/2039	868
83,191	Federal National Mortgage Association, Series 2009-86-CI (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	5.71	% (e)(g)	09/25/2036	7,113
24,561	Federal National Mortgage Association, Series 2009-90-IA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	5.66	% (e)(g)	03/25/2037	3,156
22,717	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	5.63	% (e)(g)	04/25/2037	3,189
129,655	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	5.58	% (e)(g)	05/25/2040	21,051
16,744	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	6.31	% (e)(g)	11/25/2040	849
394,341	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	429,424
1,274,046	Federal National Mortgage Association, Series 2013-53-ZC	3.00	% (h)	06/25/2043	1,364,070
1,189,810	Federal National Mortgage Association, Series 2013-55-VZ	3.00	% (h)	06/25/2043	1,274,272
613,606	Federal National Mortgage Association, Series 2014-58-VZ	3.00	% (h)	09/25/2044	661,305
623,876	Federal National Mortgage Association, Series 2015-9-ZA	3.50	% (h)	03/25/2045	690,580
12,730	Government National Mortgage Association, Series 2009-6-SM (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.86	% (e)(g)	02/20/2038	1,362
159,672	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	171,384
97,862	Government National Mortgage Association, Series 2011-7-LS (-2 x 1 Month LIBOR USD + 9.88%, 9.88% Cap)	9.69	% (e)	12/20/2040	117,383

Total US Government and Agency Mortgage Backed Obligations (Cost $5,089,660)					5,678,345

Affiliated Mutual Funds - 18.7%
124,955	DoubleLine Core Fixed Income Fund (Class I)				1,390,749
188,730	DoubleLine Flexible Income Fund (Class I)				1,832,564
91,884	DoubleLine Low Duration Bond Fund (Class I)				915,169
131,152	DoubleLine Total Return Bond Fund (Class I)				1,382,344

Total Affiliated Mutual Funds (Cost $5,535,090)					5,520,826

Exchange Traded Funds - 8.2%
17,800	iShares ESG MSCI USA Leaders ETF				1,336,661
14,500	iShares MSCI Canada Index Fund				540,415
18,800	iShares MSCI Chile ETF				544,824

Total Exchange Traded Funds (Cost $2,219,481)					2,421,900

Mutual Funds - 2.1%
130,000	Saba Capital Income & Opportunistic Fund				612,300

Total Mutual Funds (Cost $595,205)					612,300

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Real Estate Investment Trusts - 5.1%
59,000	Chimera Investment Corporation				888,540
132,000	MFA Financial, Inc.				605,880

Total Real Estate Investment Trusts (Cost $1,174,716)					1,494,420

Short Term Investments - 20.0%
968,776	First American Government Obligations Fund - Class U	0.03	% (i)		968,776
968,777	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (i)		968,777
968,777	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (i)		968,777
1,000,000	United States Treasury Bills	0.00	% (j)	12/02/2021	999,800
2,000,000	United States Treasury Bills	0.00%		04/21/2022	1,999,199

Total Short Term Investments (Cost $5,905,171)					5,905,329

Total Investments - 91.8% (Cost $27,327,885)					27,057,038
Other Assets in Excess of Liabilities - 8.2%					2,419,122

NET ASSETS - 100.0%					$29,476,160

(a)	Value determined using significant unobservable inputs.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(d)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

(e)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(g)	Interest only security

(h)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(i)	Seven-day yield as of period end

(j)	All or a portion of this security has been pledged as collateral.

(k)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	20.0%
US Government and Agency Mortgage Backed Obligations	19.3%
Affiliated Mutual Funds	18.7%
Non-Agency Residential Collateralized Mortgage Obligations	18.0%
Exchange Traded Funds	8.2%
Real Estate Investment Trusts	5.1%
Mutual Funds	2.1%
Collateralized Loan Obligations	0.4%
Other Assets and Liabilities	8.2%

100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/Value
E-Mini Standard & Poor’s 500 Index Future	Long	3	09/17/2021	643,290	$7,801
10-Year US Treasury Note Future	Short	(14)	09/21/2021	(1,855,000)	(5,717)
ICE US MSCI Emerging Markets Future	Long	26	09/17/2021	1,774,240	(7,603)
Ultra 10-Year US Treasury Note Future	Short	(8)	09/21/2021	(1,177,625)	(20,642)
Ultra Long Term US Treasury Bond Future	Short	(6)	09/21/2021	(1,156,125)	(56,356)
MSCI EAFE Index Futures	Long	32	09/17/2021	3,686,560	(94,697)

					$(177,214)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

SWAP AGREEMENTS

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)/Value
Shiller Barclays CAPE® US Sector ER II USD Index(i)	Barclays Capital, Inc.	Long	0.40%	Termination	08/31/2021	5,900,000	$2,134,920
Long Commodity Basket Swap(ii)	Morgan Stanley	Long	0.19%	Termination	07/01/2021	1,400,000	26,773
SPDR S&P Bank ETF	Goldman Sachs	Long	0.10%	Termination	09/21/2021	1,079,820	(2,195)
Short Commodity Basket Swap(iii)	Morgan Stanley	Short	(0.22)%	Termination	07/01/2021	(1,400,000)	(58,085)

							$2,101,413

(i)

Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2021, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

(ii)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At June 30, 2021, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(iv)	Value of Index	Weightings
Morgan Stanley Corn Roll	MSCYCN0	0.22	$93	17.8%
Morgan Stanley Natural Gas Roll	MSCYNG0	0.86	91	17.4%
Morgan Stanley Crude Oil Roll	MSCYCL0	0.44	86	16.4%
Morgan Stanley Brent Oil Roll	MSCYCO0	0.20	85	16.3%
Morgan Stanley RBOB Roll	MSCYXB0	0.16	84	16.1%
Morgan Stanley Cotton Roll	MSCYCT0	0.14	84	16.0%

			$523	100.0%

(iii)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At June 30, 2021, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(iv)	Value of Index	Weightings
Morgan Stanley Kansas Wheat Roll	MSCYKW0	0.52	$112	17.2%
Morgan Stanley Wheat Roll	MSCYWH0	0.34	108	16.7%
Morgan Stanley Coffee (Arabica) Roll	MSCYKC0	0.46	108	16.7%
Morgan Stanley Sugar Roll	MSCYSB0	0.26	108	16.6%
Morgan Stanley Aluminum Roll	MSCYLA0	0.20	108	16.6%
Morgan Stanley Cocoa Roll	MSCYCC0	0.28	106	16.2%

			$650	100.0%

(iv)

Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

A summary of the DoubleLine Multi-Asset Growth Fund’s investments in affiliated mutual funds for the period ended June 30, 2021 is as follows:

Fund	Value at March 31, 2021	Gross Purchases	Gross Sales	Shares Held at June 30, 2021	Value at June 30, 2021	Change in Unrealized for the Period Ended June 30, 2021	Dividend Income Earned for the Period Ended June 30, 2021	Net Realized Gain (Loss) for the Period Ended June 30, 2021
DoubleLine Total Return Bond Fund (Class I)	$1,371,852	$—	$—	131,152	$1,382,344	$10,492	$11,208	$—
DoubleLine Core Fixed Income Fund (Class I)	1,375,754	—	—	124,955	1,390,749	14,995	10,546	—
DoubleLine Low Duration Bond Fund (Class I)	916,088	—	—	91,884	915,169	(919)	4,133	—
DoubleLine Flexible Income Fund (Class I)	1,821,240	—	—	188,730	1,832,564	11,324	18,165	—

	$5,484,934	$—	$—	536,721	$5,520,826	$35,892	$44,052	$—

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$3,309,979,986	$278,899,141	$11,738,863	$2,906,330	$429,419,386	$35,785,718
Affiliated Mutual Funds	—	1,153,718,117	—	5,520,826	—	—
Common Stocks	—	2,065,771	1,416,685	—	553,839	15,807
Exchange Traded Funds	—	—	—	2,421,900	—	—
Mutual Funds	—	—	—	612,300	—	—
Real Estate Investment Trusts	—	—	—	1,494,420	—	—

Total Level 1	3,309,979,986	1,434,683,029	13,155,548	12,955,776	429,973,225	35,801,525
Level 2
US Government and Agency Mortgage Backed Obligations	$19,138,812,064	$1,522,988,533	$—	$5,678,345	$416,006,705	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,657,253,614	1,303,728,472	—	5,298,408	1,207,238,434	—
US Government and Agency Obligations	5,687,619,151	2,380,297,580	—	—	554,119,694	—
Non-Agency Commercial Mortgage Backed Obligations	4,442,331,423	959,090,311	—	—	1,110,919,238	—
Asset Backed Obligations	2,439,248,318	473,191,379	—	—	600,296,183	—
Collateralized Loan Obligations	1,465,619,365	382,040,512	—	—	1,197,530,827	5,991,294
Bank Loans	—	422,711,139	—	—	366,426,471	256,866,926
US Corporate Bonds	—	1,663,115,461	—	—	403,934,279	17,970,290
Foreign Corporate Bonds	—	890,229,715	569,323,827	—	869,544,763	1,141,154
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	266,027,923	289,540,415	—	111,536,943	—
Other Short Term Investments	—	—	—	2,998,999	—	—
Municipal Bonds	—	11,256,536	—	—	—	—

Total Level 2	45,830,883,935	10,274,677,561	858,864,242	13,975,752	6,837,553,537	281,969,664
Level 3
Repurchase Agreements	$224,482,985	$18,706,915	$—	$—	$—	$—
Non-Agency Residential Collateralized Mortgage Obligations	69,099,420	159,924	—	—	—	—
Bank Loans	37,992,400	6,601,819	—	—	—	482,887
Collateralized Loan Obligations	468,838	—	—	125,510	—	—
Common Stocks	—	1,525,897	—	—	—	1,150,389
Warrants	—	17,618	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—

Total Level 3	332,043,643	27,012,173	—	125,510	—	1,633,276

Total	$49,472,907,564	$11,736,372,763	$872,019,790	$27,057,038	$7,267,526,762	$319,404,465

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(177,214)	$—	$—

Total Level 1	—	—	—	(177,214)	—	—
Level 2
Excess Return Swaps	—	—	—	2,101,413	—	—

Total Level 2	—	—	—	2,101,413	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,924,199	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$362,304,364	$85,275,609	$2,758,725	$1,914,051	$11,874,081	$22,674,894
Affiliated Mutual Funds	200,148,954	47,401,257	—	—	—	—
Common Stocks	19,346	38,977	131,739	—	—	—

Total Level 1	562,472,664	132,715,843	2,890,464	1,914,051	11,874,081	22,674,894
Level 2
US Government and Agency Obligations	$1,540,397,159	$—	$—	$23,069,367	$—	$237,957,420
Collateralized Loan Obligations	1,284,440,466	246,292,757	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,112,715,911	285,696,590	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,010,843,998	188,380,057	—	—	—	—
Asset Backed Obligations	594,234,659	64,650,285	—	—	—	—
Bank Loans	566,899,177	111,626,664	—	—	—	—
Foreign Corporate Bonds	552,531,290	113,423,995	213,593,594	—	—	—
US Corporate Bonds	440,106,014	72,442,637	—	—	—	—
US Government and Agency Mortgage Backed Obligations	403,260,245	46,649,465	—	57,220,830	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	68,146,294	47,796,547	36,294,047	—	—	537,280,931
Other Short Term Investments	—	—	—	3,199,224	193,425,117	1,209,759

Total Level 2	7,573,575,213	1,176,958,997	249,887,641	83,489,421	193,425,117	776,448,110
Level 3
Repurchase Agreements	$24,051,749	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage Backed Obligations	6,215,292	1,179,075	—	—	—	—
Common Stocks	1,171,687	334,919	—	—	—	—
Bank Loans	491,827	131,853	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	14,397,808	—	—	—	—
Collateralized Loan Obligations	—	1,290,413	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Non-Agency Residential Collateralized Mortgage Obligations	$—	$9,837,172	$—	$—	$—	$—
Warrants	—	1,985	—	—	—	—

Total Level 3	31,930,555	27,173,225	—	—	—	—

Total	$8,167,978,432	$1,336,848,065	$252,778,105	$85,403,472	$205,299,198	$799,123,004

Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$1,273,613	$—	$—

Total Level 1	—	—	—	1,273,613	—	—
Level 2
Excess Return Swaps	1,535,598,308	—	—	—	(1,087,108)	—
Forward Currency Exchange Contracts	—	—	—	—	—	8,860

Total Level 2	1,535,598,308	—	—	—	(1,087,108)	8,860
Level 3	—	—	—	—	—	—

Total	$1,535,598,308	$—	$—	$1,273,613	$(1,087,108)	$8,860

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$20,502,428	$2,616,724	$4,470,900	$585,461	$41,695	$14,409,604
Affiliated Mutual Funds	—	—	5,362,761	—	—	—

Total Level 1	20,502,428	2,616,724	9,833,661	585,461	41,695	14,409,604
Level 2
Asset Backed Obligations	$264,794,595	$—	$511,705	$—	$—	$3,584,765
US Corporate Bonds	209,623,875	79,940,136	4,700,534	4,015,180	—	1,117,370
Foreign Corporate Bonds	75,017,485	54,298,819	4,816,178	600,479	1,576,964	—
Bank Loans	—	—	—	—	—	—
Commercial Paper	—	91,358,073	—	—	—	—
US Government and Agency Obligations	—	—	13,362,783	2,823,966	—	4,147,484
Collateralized Loan Obligations	—	—	13,509,632	3,001,746	—	21,933,569
Non-Agency Commercial Mortgage Backed Obligations	—	—	11,169,646	2,878,322	—	26,573,968
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,287,982	—	—	38,576,846
US Government and Agency Mortgage Backed Obligations	—	—	4,434,520	—	—	16,881,423
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	218,761	—	7,890,603	—
Other Short Term Investments	—	—	—	—	—	—

Total Level 2	549,435,955	225,597,028	63,011,741	13,319,693	9,467,567	112,815,425

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Level 3
Bank Loans	$5,998,800	$—	$—	$—	$—	$—
Foreign Corporate Bonds	2,546,318	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	8,658,426
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,161,801

Total Level 3	8,545,118	—	—	—	—	9,820,227

Total	$578,483,501	$228,213,752	$72,845,402	$13,905,154	$9,509,262	$137,045,256

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Level 2
Excess Return Swaps	—	—	11,862,177	1,584,563	—	—
Forward Currency Exchange Contracts	—	—	(1,611,792)	—	—	—

Total Level 2	—	—	10,250,385	1,584,563	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$10,250,385	$1,584,563	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$8,269,441
Money Market Funds	57,061

Total Level 1	8,326,502
Level 2
US Government and Agency Obligations	2,386,748

Total Level 2	2,386,748
Level 3

Total	$10,713,250

Other Financial Instruments
Level 1	$—

Level 2
Excess Return Swaps	295,211

Total Level 2	295,211
Level 3	—

Total	$295,211

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$—	$(690,253)	$—	$247,437	$—	$—	$—	$14,397,808	$(646,722)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	27,710	(62,508)	49,992	—	(238,953)	—	—	9,837,172	(46,499)
Collateralized Loan Obligations	1,227,488	—	62,823	102	—	—	—	—	1,290,413	62,823
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	—	(1,594)	2,419	—	—	—	—	1,179,075	(1,594)
Common Stocks	294,158	—	40,761	—	—	—	—	—	334,919	40,761
Bank Loans	136,307	1,455	(2,447)	992	—	(4,454)	—	—	131,853	(964)
Warrants	—	—	1,985	—	—	—	—	—	1,985	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$29,165	$(652,733)	$53,505	$247,437	$(243,407)	$—	$—	$27,173,225	$(593,695)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$14,397,808	Market Comparables	Market Quotes	$80.24 - $2,421.10 ($442.65)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,837,172	Market Comparables	Market Quotes	$94.91 ($94.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,290,413	Market Comparables	Market Quotes	$25.27 - $97.87 ($94.11)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,179,075	Market Comparables	Yields	25.56% (25.56%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Common Stocks	$334,919	Market Comparables	Market Quotes	$3.26 - $19.93 ($18.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$131,853	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Warrants	$1,985	Intrinsic Value	Underlying Equity Price	$0.00 - $0.96 ($0.96)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Bank Loans	$—	$—	$—	$—	$—	$—	$5,998,800	$—	$5,998,800	$—
Foreign Corporate Bonds	2,648,957	(51)	(94,268)	(182)	—	(8,138)	—	—	2,546,318	(93,262)

Total	$2,648,957	$(51)	$(94,268)	$(182)	$—	$(8,138)	$5,998,800	$—	$8,545,118	$(93,262)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Bank Loans	$5,998,800	Market Comparables	Market Quotes	$99.98 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,546,318	Market Comparables	Market Quotes	$109.00 ($109.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$—	$(315,022)	$(295)	$2,115,069	$(83,070)	$—	$—	$8,658,426	$(181,508)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	16,940	4,177	—	—	—	—	1,161,801	16,940

Total	$8,082,428	$—	$(298,082)	$3,882	$2,115,069	$(83,070)	$—	$—	$9,820,227	$(164,568)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,658,426	Market Comparables	Market Quotes	$74.28 - $14,576.55 ($2,908.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,161,801	Market Comparables	Yields	12.00% (12.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.